Taxation	6 Months Ended
Jun. 30, 2020
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Taxation
Note 10: Taxation
Tax expense was $16 million and $47 million for the three months ended June 30, 2020 and 2019, respectively, and $63 million and $48 million for the six months ended June 30, 2020 and 2019, respectively. The tax expense in each period reflected the mix of taxing jurisdictions in which pre-tax
profits and losses were recognized. Because the geographical mix of pre-tax
profits and losses in interim periods may be different from that for the full year, tax expense or benefit in interim periods is not necessarily indicative of tax expense for the full year.